Consolidated Statements of Changes in Equity (USD $)	Total	Share Capital [Member]	Additional Paid In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained (Deficit) Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at beginning of year at Dec. 31, 2011		$ 194,646,000	$ 225,769,000	$ 248,360,000	$ (4,779,000)	$ (463,012,000)		$ 12,495,000
Balance at the beginning of year (in shares) at Dec. 31, 2011		77,858,502
Increase (decrease) in Equity [Roll Forward]
Shares issued		0
Capital reorganization		(116,788,000)	(116,788,000)
Shares issued		0	0
Debt-for-Equity exchange			0
Stock option expense			821,000
Gain (Loss) on Disposition of Stock in Subsidiary			0					0
Transfer to contributed surplus			(225,769,000)
Transfer from additional paid in capital				225,769,000
Other comprehensive (loss) income	624,000				624,000
Net loss	(83,775,000)					(82,754,000)		(1,021,000)
Balance at the end of year at Dec. 31, 2012	131,149,000	194,646,000	821,000	474,129,000	(4,155,000)	(545,766,000)	119,675,000	11,474,000
Balance at the end of year (in shares) at Dec. 31, 2012		77,858,502
Increase (decrease) in Equity [Roll Forward]
Shares issued		8,653,211
Capital reorganization		0	0
Shares issued		8,654,000	3,285,000
Debt-for-Equity exchange			28,930,000
Stock option expense			161,000
Gain (Loss) on Disposition of Stock in Subsidiary			0					0
Transfer to contributed surplus			0
Transfer from additional paid in capital				0
Other comprehensive (loss) income	852,000				852,000
Net loss	(191,082,000)					(188,509,000)		(2,573,000)
Balance at the end of year at Dec. 31, 2013	(18,051,000)	86,512,000	149,985,000	474,129,000	(3,303,000)	(734,275,000)	(26,952,000)	8,901,000
Balance at the end of year (in shares) at Dec. 31, 2013	86,511,713	86,511,713
Increase (decrease) in Equity [Roll Forward]
Shares issued		25,831,276
Shares issued		25,831,000	40,091,000
Debt-for-Equity exchange			54,008,000
Stock option expense			37,000
Gain (Loss) on Disposition of Stock in Subsidiary			(103,000)					153,000
Transfer to contributed surplus			0
Transfer from additional paid in capital				0
Other comprehensive (loss) income	(955,000)				(955,000)
Net loss	(171,660,000)					(162,938,000)		(8,722,000)
Balance at the end of year at Dec. 31, 2014	$ (70,649,000)	$ 112,343,000	$ 244,018,000	$ 474,129,000	$ (4,258,000)	$ (897,213,000)	$ (70,981,000)	$ 332,000
Balance at the end of year (in shares) at Dec. 31, 2014	112,342,989	112,342,989